Other Accounts Receivable and Prepaid Expenses	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

NOTE 4:- OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31
	2019	2018

Government authorities	$129	$96
Advances to suppliers	568	268
Derivatives (See Note 11)	13	-
Prepaid expenses	482	377
Accrued income	22	56
Other	59	32

	$1,273	$829